Statements Of Financial Highlights		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2018 USD ($) $ / item		Sep. 30, 2017 USD ($) $ / item		Sep. 30, 2018 USD ($) $ / item		Sep. 30, 2017 USD ($) $ / item		Dec. 31, 2017 USD ($) $ / item		Dec. 31, 2016 USD ($) $ / item		Dec. 31, 2015 USD ($) $ / item
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)		(14.77)		(18.19)		(46.47)		(56.17)		(75.70)	[1]	(78.67)	[1]	(72.85)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		31.34		44.63		(12.91)		53.23		98.66		182.58		93.67
Net gain (losses) from U.S. Treasury obligations		(0.01)		0.54		0.59		(0.07)		(0.78)	[1]	0.33	[1]	(0.80)	[1]
Net income from operations										22.18		104.24		20.02
Profit share allocated (to) from Managing Owner		0.00		0.00		0.00		0.00		0.00		0.00		0.00
Net income (loss) per unit		16.56		26.98		(58.79)		(3.01)		22.18		104.24		20.02
Net asset value per unit, beginning of period | $		$ 1,142.94		$ 1,166.12		$ 1,218.29		$ 1,196.11		$ 1,196.11		$ 1,091.87		$ 1,071.85
Net asset value per unit, end of period | $		$ 1,159.50		$ 1,193.10		$ 1,159.50		$ 1,193.10		$ 1,218.29		$ 1,196.11		$ 1,091.87
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)		(5.16%)	[2]	(6.08%)	[2]	(5.43%)	[2]	(6.20%)	[2]	(6.24%)		(6.55%)		(6.75%)
Total expenses		6.96%	[2]	6.93%	[2]	6.93%	[2]	6.92%	[2]	7.03%		6.97%		6.96%
Profit share allocation		0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[4]	0.00%	[4]	0.00%	[4]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		6.96%		6.93%		6.93%		6.92%		7.03%		6.97%		6.96%
Total return before profit share allocation		1.45%	[3]	2.31%	[3]	(4.83%)	[3]	(0.25%)	[3]	1.85%		9.55%		1.87%
Less: Profit share allocation		0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		1.45%		2.31%		(4.83%)		(0.25%)		1.85%		9.55%		1.87%
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)				(5.86)				(24.48)		(24.48)	[1],[5]	(40.26)	[1]	(37.29)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts				85.93				98.11		98.11	[5]	282.10		118.62
Net gain (losses) from U.S. Treasury obligations				0.93				0.13		0.13	[1],[5]	2.49	[1]	(1.12)	[1]
Net income from operations										73.76	[5]	244.33		80.21
Profit share allocated (to) from Managing Owner				(12.75)				(13.60)		13.60	[5]	87.35		15.29
Net income (loss) per unit				68.25				60.16		60.16	[5]	156.98		64.92
Net asset value per unit, beginning of period | $				$ 1,514.19		$ 1,582.44	[5]	$ 1,522.28	[5]	$ 1,522.28	[5]	$ 1,365.30		$ 1,300.38
Net asset value per unit, end of period | $				$ 1,582.44				$ 1,582.44		$ 1,582.44	[5]	$ 1,522.28	[5]	$ 1,365.30
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)				(2.26%)	[2]			(2.36%)	[2]	(2.36%)	[5]	(2.70%)		(2.80%)
Total expenses				3.09%	[2]			3.06%	[2]	3.06%	[5]	3.07%		3.02%
Profit share allocation				0.82%	[3]			0.87%	[3]	0.87%	[4],[5]	5.86%	[4]	1.15%	[4]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION				3.91%				3.93%		3.93%	[5]	8.93%		4.17%
Total return before profit share allocation				5.33%	[3]			4.82%	[3]	4.82%	[5]	17.36%		6.14%
Less: Profit share allocation				0.82%	[3]			0.87%	[3]	0.87%	[5]	5.86%		1.15%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION				4.51%				3.95%		3.95%	[5]	11.50%		4.99%
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)		(3.32)		(7.91)		(13.08)		(24.82)		(33.47)	[1]	(36.53)	[1]	(34.37)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		44.31		59.96		(12.29)		72.38		134.29		234.99		119.82
Net gain (losses) from U.S. Treasury obligations		(0.04)		0.77		0.81		(0.13)		(1.20)	[1]	0.30	[1]	(1.07)	[1]
Net income from operations										99.62		198.76		84.38
Profit share allocated (to) from Managing Owner		0.00		(6.89)		0.00		(8.03)		17.63		37.29		16.10
Net income (loss) per unit		40.95		45.93		(24.56)		39.40		81.99		161.47		68.28
Net asset value per unit, beginning of period | $		$ 1,561.67		$ 1,538.66		$ 1,627.18		$ 1,545.19		$ 1,545.19		$ 1,383.72		$ 1,315.44
Net asset value per unit, end of period | $		$ 1,602.62		$ 1,584.59		$ 1,602.62		$ 1,584.59		$ 1,627.18		$ 1,545.19		$ 1,383.72
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)		(0.84%)	[2]	(2.01%)	[2]	(1.12%)	[2]	(2.10%)	[2]	(2.10%)		(2.40%)		(2.55%)
Total expenses		2.63%	[2]	2.86%	[2]	2.63%	[2]	2.82%	[2]	2.91%		2.82%		2.77%
Profit share allocation		0.00%	[3]	0.42%	[3]	0.00%	[3]	0.51%	[3]	1.11%	[4]	2.45%	[4]	1.19%	[4]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		2.63%		3.28%		2.63%		3.33%		4.02%		5.27%		3.96%
Total return before profit share allocation		2.62%	[3]	3.41%	[3]	(1.51%)	[3]	3.06%	[3]	6.42%		14.12%		6.38%
Less: Profit share allocation		0.00%	[3]	0.42%	[3]	0.00%	[3]	0.51%	[3]	1.11%		2.45%		1.19%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		2.62%		2.99%		(1.51%)		2.55%		5.31%		11.67%		5.19%
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)		4.47		0.04		9.15		(1.18)		(2.83)	[1]	(6.17)	[1]	(7.97)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		54.97		72.14		(14.26)		86.34		161.05		270.12		133.77
Net gain (losses) from U.S. Treasury obligations		(0.07)		0.89		0.98		(0.13)		(1.35)	[1]	0.35	[1]	(1.29)	[1]
Net income from operations										156.87		264.30		124.51
Profit share allocated (to) from Managing Owner		0.00		0.00		0.00		0.00		0.00		0.00		0.00
Net income (loss) per unit		59.37		73.07		(4.13)		85.03		156.87		264.30		124.51
Net asset value per unit, beginning of period | $		$ 1,932.35		$ 1,850.94		$ 1,995.85		$ 1,838.98		$ 1,838.98		$ 1,574.68		$ 1,450.17
Net asset value per unit, end of period | $		$ 1,991.72		$ 1,924.01		$ 1,991.72		$ 1,924.01		$ 1,995.85		$ 1,838.98		$ 1,574.68
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)		0.91%	[2]	0.01%	[2]	0.64%	[2]	(0.08%)	[2]	(0.15%)		(0.34%)		(0.53%)
Total expenses		0.88%	[2]	0.84%	[2]	0.88%	[2]	0.80%	[2]	0.94%		0.76%		0.74%
Profit share allocation		0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[4]	0.00%	[4]	0.00%	[4]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		0.88%		0.84%		0.88%		0.80%		0.94%		0.76%		0.74%
Total return before profit share allocation		3.07%	[3]	3.95%	[3]	(0.21%)	[3]	4.62%	[3]	8.53%		16.78%		8.59%
Less: Profit share allocation		0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		3.07%		3.95%		(0.21%)		4.62%		8.53%		16.78%		8.59%
Series 5 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)		(5.51)	[6]			(12.50)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		50.57	[6]			81.35
Net gain (losses) from U.S. Treasury obligations		(1.05)	[6]			(0.15)
Profit share allocated (to) from Managing Owner		(15.91)	[6]			(20.66)
Net income (loss) per unit		28.10	[6]			48.04
Net asset value per unit, beginning of period | $		$ 1,519.94	[6]			$ 1,500.00
Net asset value per unit, end of period | $		$ 1,548.04	[6]			$ 1,548.04	[6]			$ 1,500.00
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	(1.58%)	[6]			(1.64%)
Total expenses	[2]	3.41%	[6]			3.41%
Profit share allocation	[3]	0.79%	[6]			1.35%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		4.20%	[6]			4.76%
Total return before profit share allocation	[3]	2.64%	[6]			4.55%
Less: Profit share allocation	[3]	0.79%	[6]			1.35%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		1.85%	[6]			3.20%

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	Annualized
[3]	Not annualized
[4]	The combination of a February 2016 redemption reducing the average capital for Series 2, along with crystallized fees on that redemption, contributed to a larger profit share allocation ratio for Series 2 compared to Series 3.
[5]	For the eight months ended August 31, 2017, date of full redemption.
[6]	Series 5 Units were first issued on April 1, 2018.